RELATED PARTY TRANSACTIONS (Schedule of Significant Related Party Transactions and Balances) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Purchase of product from related party		$ 595.3	$ 859.3	$ 419.2
Purchase of services from related party		18.9	19.2	53.8
Purchase of fixed assets from related party	[1]	1.0	0.0	89.4
Sales of products to related party		423.8	569.1	666.6
Sales of services to related party		37.5	7.2	0.0
Borrowings from related party		0.0	0.0	35.8
Loans to related party		0.0	101.1	66.1
Interest paid to related party		0.0	0.2	0.7
Interest received from related party		1.2	2.4	1.6
Hanwha S&C Co., Ltd. [Member]
Related Party Transaction [Line Items]
Interest paid to related party		0.0	0.0	0.7
Hanwha Corporation [Member]
Related Party Transaction [Line Items]
Purchase of product from related party		0.0	259.8	306.7
Purchase of services from related party		3.7	1.6	40.1
Sales of products to related party		0.0	38.7	117.5
Hanwha Techm Hungary Zrt. [Member]
Related Party Transaction [Line Items]
Interest paid to related party		0.0	0.1	0.0
Hanwha Chemical Trading Shanghai Co., Ltd. [Member]
Related Party Transaction [Line Items]
Interest paid to related party		0.0	0.1	0.0
Foodist Food Culture Shanghai Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of services from related party		3.8	4.4	4.9
Hanwha S&C Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of services from related party		3.8	6.9	2.5
Hanwha Advanced Materials Corporation [Member]
Related Party Transaction [Line Items]
Purchase of product from related party		19.3	43.4	47.3
Purchase of services from related party		0.0	1.6	0.0
Hanwha Chemical Corporation [Member]
Related Party Transaction [Line Items]
Purchase of product from related party		56.7	53.7	35.6
Purchase of services from related party		0.9	0.8	0.0
Commission fee for bank borrowings and long-term notes paid to related party		5.1	5.7	7.7
Hanwha Q CELLS USA Corp. [Member]
Related Party Transaction [Line Items]
Purchase of product from related party		0.2	0.0	20.4
Purchase of services from related party		0.6	0.0	0.8
Sales of products to related party		109.8	0.0	139.7
Sales of services to related party		0.6	0.0	0.0
Loans to related party		0.0	1.0	30.0
Interest received from related party		0.9	0.0	0.9
Hanwha Q CELLS Korea Corp. [Member]
Related Party Transaction [Line Items]
Purchase of product from related party		519.0	496.4	2.7
Purchase of services from related party		2.6	0.0	0.0
Sales of products to related party		153.5	105.5	76.5
Sales of services to related party		36.2	7.2	0.0
Loans to related party		0.0	100.0	30.0
Interest received from related party		0.0	2.4	0.7
Sales of intangible assets to related Parties	[2]	18.4	0.0	0.0
Hanwha International LLC [Member]
Related Party Transaction [Line Items]
Purchase of product from related party		0.0	0.0	2.3
Purchase of services from related party		0.0	0.0	1.8
Sales of products to related party		0.0	0.0	75.0
Hanwha Q CELLS Japan Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of product from related party		0.0	5.9	3.1
Sales of products to related party		143.9	284.0	193.4
Renew Akshay Urja Private Limited [Member]
Related Party Transaction [Line Items]
Sales of products to related party		0.0	51.3	38.4
Primo Gunes Enerjisi A.S. [Member]
Related Party Transaction [Line Items]
Loans to related party		3.2	0.1	5.1
Interest received from related party		0.3	0.0	0.0
Burdur Enerji A.S. [Member]
Related Party Transaction [Line Items]
Sales of products to related party		0.0	0.0	10.2
Loans to related party		2.4	0.0	1.0
Bt1 Enerji Ic Ve Dis Tic.San.Ve Tic.Ltd.Sti. [Member]
Related Party Transaction [Line Items]
Sales of products to related party		0.0	3.0	5.7
Sales of services to related party		0.1	0.0	0.0
Altinorda Enerji Ic Ve Dis Tic.San.Ve Tic.Ltd.Sti. [Member]
Related Party Transaction [Line Items]
Sales of products to related party		0.0	0.7	1.4
Razin Elektrik Uretim Sanayi Ve Ticaret Anonim Sirketi [Member]
Related Party Transaction [Line Items]
Sales of products to related party		0.0	25.1	2.0
Sales of services to related party		0.1	0.0	0.0
Bahcesaray Enerjis Ic Ve dis Tic.San.Ve Tic.Ltd.Sti. [Member]
Related Party Transaction [Line Items]
Sales of products to related party		0.0	0.7	1.4
Meca Enerji Ic Ve Dis Tic.San.Ve Ticaret Limited Sirketi [Member]
Related Party Transaction [Line Items]
Sales of products to related party		0.0	0.7	1.4
Hanwha Engineering & Construction [Member]
Related Party Transaction [Line Items]
Sales of products to related party		0.0	0.0	3.7
Hanwha S&C Trading (Shanghai) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Borrowings from related party		0.0	0.0	16.0
Hanwha Chemical Thailand Co., Ltd. [Member]
Related Party Transaction [Line Items]
Borrowings from related party		0.0	0.0	5.0
Hanwha Chemical Malaysia Sdn. Bhd. [Member]
Related Party Transaction [Line Items]
Borrowings from related party		0.0	0.0	5.0
Hanwha Europe GmbH [Member]
Related Party Transaction [Line Items]
Purchase of product from related party		0.1	0.1	0.0
Borrowings from related party		0.0	0.0	9.8
Hancomm [Member]
Related Party Transaction [Line Items]
Purchase of services from related party		0.0	0.0	0.3
Hanwha Life Insurance Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of services from related party		0.7	0.8	0.0
Hanwha Non-Life Insurance Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of services from related party		0.6	0.9	0.0
TRI ENERGY GLOBAL PTE. LTD. [Member]
Related Party Transaction [Line Items]
Sales of products to related party		16.6	59.7	0.0
Others [Member]
Related Party Transaction [Line Items]
Purchase of product from related party		0.0	0.0	1.1
Purchase of services from related party		2.2	1.3	3.4
Sales of products to related party		0.0	0.0	0.3
Hanwha Energy Corporation [Member]
Related Party Transaction [Line Items]
Sales of services to related party		0.2	0.0	0.0
Razin En. San. ve Tic. A.S [Member]
Related Party Transaction [Line Items]
Sales of services to related party		0.1	0.0	0.0
174 Power Global Corporation [Member]
Related Party Transaction [Line Items]
Sales of services to related party		$ 0.2	$ 0.0	$ 0.0

[1]	Hanwha Corporation has merged Hanwha TechM Co., Ltd. manufacturing division
[2]	In the first quarter of 2017, the Group sold certain intellectual properties to Hanwha Q CELLS Korea and received EUR 16.3 million ($18.4 million) in exchange.